Provisions	12 Months Ended
Dec. 31, 2019
Provisions.
Provisions

21 Provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2017	487	59	143	438	291	1,418
Charge for year	225	11	30	281	55	602
Cash paid	(324)	(20)	(43)	(48)	(37)	(472)
Reversals	(75)	–	(10)	(40)	(44)	(169)
Exchange and other movements	45	9	6	23	6	89
At 31 December 2017	358	59	126	654	271	1,468
Charge for year	94	65	1	11	30	201
Cash paid	(152)	(24)	(9)	(232)	(28)	(445)
Reversals	(58)	–	–	(230)	(28)	(316)
Exchange and other movements	(16)	(3)	1	(5)	6	(17)
At 31 December 2018	226	97	119	198	251	891
Charge for year	158	31	18	618	236	1,061
Cash paid	(115)	(39)	(13)	(147)	(24)	(338)
Reversals	(30)	(1)	–	(28)	(17)	(76)
Exchange and other movements	2	8	6	1	9	26
At 31 December 2019	241	96	130	642	455	1,564

	2019	2018	2017
	$m	$m	$m
Due within one year	723	506	1,121
Due after more than one year	841	385	347
Total	1,564	891	1,468

AstraZeneca is undergoing a global restructuring initiative which involves rationalisation of the global supply chain, the sales and marketing organisation, IT and business support infrastructure, and R&D. Employee costs in connection with the initiatives are recognised in severance provisions. Final severance costs are often subject to the completion of the requisite consultations on the areas impacted. AstraZeneca endeavours to support employees affected by restructuring initiatives to seek alternative roles within the organisation. Where the employee is successful any severance provisions will be released.

Details of the environmental and legal provisions are provided in Note 29. The legal issues are often subject to substantial uncertainties with regard to the timing and final amounts of any payments, as such, once established these provisions remain in provisions until settlement is reached and uncertainty resolved, with no transfer to Trade and other payables prior to payment. A significant proportion of the total legal provision relates to matters settled in either the current or previous periods. These uncertainties can also cause reversal in previously established provisions once final settlement is reached.

Employee benefit provisions include the Deferred Bonus Plan. Further details are included in Note 28.

Other provisions comprise amounts relating to specific contractual or constructive obligations and disputes, the majority of other provisions relates to amounts associated with long-standing product liability settlements that arose prior to the merger of Astra and Zeneca, given the nature of the provision the amounts are expected to be settled over many years.

No provision has been released or applied for any purpose other than that for which it was established.